American Funds Mortgage Fund®
Investment portfolio
May 31, 2026
unaudited

Bonds, notes & other debt instruments 79.97% Mortgage-backed obligations 69.04% Federal agency mortgage-backed obligations 68.08%	Principal amount (000)	Value (000)
Fannie Mae Pool #256310 6.50% 7/1/2026 (a)	USD— (b)	$— (b)
Fannie Mae Pool #928689 6.50% 9/1/2027 (a)	1	1
Fannie Mae Pool #AD0838 6.50% 10/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #928957 6.50% 12/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #AL9724 6.50% 2/1/2028 (a)	— (b)	— (b)
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	22	22
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	35	34
Fannie Mae Pool #613025 6.50% 7/1/2031 (a)	3	3
Fannie Mae Pool #BJ4876 3.00% 2/1/2033 (a)	215	207
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (a)	55	53
Fannie Mae Pool #BM3919 3.00% 2/1/2033 (a)	4	4
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	1	1
Fannie Mae Pool #CA2106 3.50% 7/1/2033 (a)	5	5
Fannie Mae Pool #MA1640 2.50% 9/1/2033 (a)	395	372
Fannie Mae Pool #AU7556 3.00% 9/1/2033 (a)	233	220
Fannie Mae Pool #BJ9000 3.50% 11/1/2033 (a)	60	59
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (a)	2,771	2,613
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	5,569	5,251
Fannie Mae Pool #745001 6.50% 9/1/2035 (a)	11	12
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	8	8
Fannie Mae Pool #AS7224 4.00% 5/1/2036 (a)	951	924
Fannie Mae Pool #MA2630 4.00% 5/1/2036 (a)	178	174
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	831	811
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,616	1,577
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	392	383
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	2,691	2,537
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (a)	770	751
Fannie Mae Pool #801783 6.50% 2/1/2037 (a)	4	4
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	21	20
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	610	575
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (a)	1,120	1,094
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	171	161
Fannie Mae Pool #MA3186 4.00% 11/1/2037 (a)	2,344	2,282
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	12	12
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	48	48
Fannie Mae Pool #AD1823 5.00% 2/1/2040 (a)	368	363
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	22	22
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	16,196	13,649
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	22,184	18,688
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	100	101
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	275	239
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	5,425	4,856
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	11,419	10,200
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	6,630	5,926
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	44	43
American Funds Mortgage Fund — Page 1 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	USD42	$42
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	12,952	11,561
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	19	19
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	16,330	14,571
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	5,973	5,166
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	59	59
Fannie Mae Pool #MA4570 2.00% 3/1/2042 (a)	7,544	6,521
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	2,105	1,820
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	107	101
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	47	44
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	15	14
Fannie Mae Pool #AT7457 3.025% 4/1/2043 (a)	151	139
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	22	20
Fannie Mae Pool #AT7470 2.275% 5/1/2043 (a)	88	76
Fannie Mae Pool #AU0626 2.275% 6/1/2043 (a)	144	123
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	2,406	2,195
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	938	882
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	313	293
Fannie Mae Pool #AU8120 2.275% 7/1/2043 (a)	63	54
Fannie Mae Pool #AU8121 2.275% 8/1/2043 (a)	79	67
Fannie Mae Pool #MA1583 4.00% 9/1/2043 (a)	1,488	1,437
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	67	62
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	25	24
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	282	264
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	551	514
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	2,528	2,674
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	906	844
Fannie Mae Pool #BC0884 3.00% 5/1/2046 (a)	338	302
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	589	534
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	279	258
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	5,968	4,891
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	707	641
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (a)	566	535
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	228	211
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	61	57
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	35	32
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	31	29
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	9	9
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	12	11
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	580	552
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	166	154
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	139	132
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	488	465
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	59	57
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	74	72
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	864	824
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	1,402	1,452
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	237	220
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	3,482	3,238
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	937	870
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	892	828
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	4,576	4,252
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	2,569	2,382
Fannie Mae Pool #CA5575 4.00% 4/1/2050 (a)	18	17
American Funds Mortgage Fund — Page 2 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BP3259 3.00% 5/1/2050 (a)	USD17	$15
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	1,148	983
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	376	315
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	22	18
Fannie Mae Pool #FM6649 3.00% 7/1/2050 (a)	420	368
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	7,815	6,331
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	3,470	2,970
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	1,904	1,531
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (a)	4	4
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	429	379
Fannie Mae Pool #FM4591 2.50% 10/1/2050 (a)	14,778	12,426
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	96	81
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	32	26
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (a)	34,098	29,003
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	56	47
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	11,951	9,724
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	825	667
Fannie Mae Pool #BQ9291 2.00% 12/1/2050 (a)	776	622
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (a)	751	604
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (a)	280	224
Fannie Mae Pool #BQ4077 2.00% 12/1/2050 (a)	144	116
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (a)	25,052	21,254
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	137	134
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	1,428	1,149
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	726	587
Fannie Mae Pool #CA8517 2.00% 1/1/2051 (a)	48	38
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (a)	28,043	24,095
Fannie Mae Pool #FS2008 3.00% 1/1/2051 (a)	245	215
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	25,517	20,762
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	843	675
Fannie Mae Pool #FM6112 2.50% 2/1/2051 (a)	25,561	21,665
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	23,544	20,088
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (a)	404	340
Fannie Mae Pool #FM6558 2.00% 3/1/2051 (a)	3,764	3,016
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (a)	1,963	1,575
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	492	395
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (a)	30	24
Fannie Mae Pool #BQ9471 2.50% 3/1/2051 (a)	3,255	2,737
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	683	573
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	5,529	4,468
Fannie Mae Pool #FM7210 2.00% 4/1/2051 (a)	1,403	1,124
Fannie Mae Pool #BR7124 2.00% 4/1/2051 (a)	967	774
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (a)	282	226
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (a)	146	117
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	39	31
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	1,713	1,439
Fannie Mae Pool #BR8501 2.50% 4/1/2051 (a)	370	310
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (a)	348	292
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	4,632	4,147
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (a)	904	792
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (a)	5,785	4,635
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (a)	713	572
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	118	95
American Funds Mortgage Fund — Page 3 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	USD23	$19
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	4,243	3,604
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	4,155	3,483
Fannie Mae Pool #CB0455 2.50% 5/1/2051 (a)	668	564
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	79	66
Fannie Mae Pool #CB0535 3.00% 5/1/2051 (a)	30	26
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	6,649	5,327
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	747	626
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (a)	6,468	5,712
Fannie Mae Pool #CB0850 3.00% 6/1/2051 (a)	4,252	3,769
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (a)	24	21
Fannie Mae Pool #CB0738 3.00% 6/1/2051 (a)	18	16
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (a)	23,145	18,736
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	9,514	7,673
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (a)	683	547
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,796	1,540
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	1,057	886
Fannie Mae Pool #FM9330 3.00% 7/1/2051 (a)	26,829	23,715
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)	4,704	4,115
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (a)	284	249
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (a)	905	725
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (a)	451	362
Fannie Mae Pool #FM8434 2.00% 8/1/2051 (a)	22	18
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	381	319
Fannie Mae Pool #FM8682 3.00% 8/1/2051 (a)	337	296
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	1,402	1,123
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	30,983	26,299
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	2,792	2,340
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (a)	849	714
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	142	119
Fannie Mae Pool #FS5133 3.00% 9/1/2051 (a)	482	422
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (a)	95	76
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (a)	62	50
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (a)	692	581
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	550	462
Fannie Mae Pool #CA9558 2.50% 10/1/2051 (a)	56	47
Fannie Mae Pool #FM8981 3.00% 10/1/2051 (a)	24,729	21,839
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	6,309	5,577
Fannie Mae Pool #CB1810 3.00% 10/1/2051 (a)	393	344
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	2,652	2,135
Fannie Mae Pool #FS0394 2.00% 11/1/2051 (a)	1,964	1,580
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	178	143
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	9,629	8,271
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	4,483	3,868
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	185	155
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	96	81
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	8,381	7,332
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (a)	982	859
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (a)	1,955	1,566
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (a)	917	737
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (a)	365	292
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (a)	75	60
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	26,730	23,158
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	4,931	4,246
American Funds Mortgage Fund — Page 4 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	USD4,912	$4,202
Fannie Mae Pool #CB2400 2.50% 12/1/2051 (a)	832	699
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	6,645	5,977
Fannie Mae Pool #FM9921 3.00% 12/1/2051 (a)	3,817	3,341
Fannie Mae Pool #CB2431 3.00% 12/1/2051 (a)	956	836
Fannie Mae Pool #BU9528 3.50% 12/1/2051 (a)	28	26
Fannie Mae Pool #BQ7041 2.00% 1/1/2052 (a)	6,677	5,349
Fannie Mae Pool #BV0465 2.00% 1/1/2052 (a)	826	661
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (a)	29	23
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	9,422	7,899
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	162	136
Fannie Mae Pool #CB2639 2.50% 1/1/2052 (a)	21	17
Fannie Mae Pool #BV0902 2.50% 1/1/2052 (a)	20	17
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	14,112	12,505
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	9,239	8,086
Fannie Mae Pool #CB2667 3.00% 1/1/2052 (a)	2,565	2,244
Fannie Mae Pool #FS5127 3.00% 1/1/2052 (a)	381	333
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	29,817	23,930
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	8,864	7,115
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	7,453	6,019
Fannie Mae Pool #BT6597 2.00% 2/1/2052 (a)	2,599	2,085
Fannie Mae Pool #FS4251 2.00% 2/1/2052 (a)	1,950	1,590
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	1,964	1,579
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (a)	1,406	1,129
Fannie Mae Pool #BT1897 2.00% 2/1/2052 (a)	880	705
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (a)	580	464
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (a)	551	443
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (a)	328	263
Fannie Mae Pool #BU7272 2.00% 2/1/2052 (a)	106	85
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (a)	34	27
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (a)	401	338
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	86	72
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	1,210	1,084
Fannie Mae Pool #BU1320 3.00% 2/1/2052 (a)	727	637
Fannie Mae Pool #CB2894 3.00% 2/1/2052 (a)	642	563
Fannie Mae Pool #BU1319 3.00% 2/1/2052 (a)	461	404
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (a)	23	20
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	2,763	2,222
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,579	1,267
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (a)	1,412	1,131
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	787	633
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	775	623
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (a)	156	125
Fannie Mae Pool #BV4246 2.00% 3/1/2052 (a)	31	25
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	1,244	1,095
Fannie Mae Pool #FA1161 3.00% 3/1/2052 (a)	749	655
Fannie Mae Pool #BU8882 4.00% 3/1/2052 (a)	3,961	3,730
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	22,458	18,041
Fannie Mae Pool #BU8930 2.00% 4/1/2052 (a)	3,144	2,528
Fannie Mae Pool #BV4658 2.00% 4/1/2052 (a)	178	143
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (a)	58	46
Fannie Mae Pool #BV4651 2.00% 4/1/2052 (a)	30	24
Fannie Mae Pool #FA3738 2.50% 4/1/2052 (a)	19,820	16,651
Fannie Mae Pool #CB3260 2.50% 4/1/2052 (a)	784	660
American Funds Mortgage Fund — Page 5 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)	USD138	$117
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (a)	87	73
Fannie Mae Pool #BQ7487 3.00% 4/1/2052 (a)	955	837
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (a)	441	386
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	4,406	4,151
Fannie Mae Pool #BU8948 4.00% 4/1/2052 (a)	35	33
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	4,374	3,529
Fannie Mae Pool #BV9643 2.00% 5/1/2052 (a)	1,947	1,562
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (a)	100	80
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	8,561	7,501
Fannie Mae Pool #BV7243 3.00% 5/1/2052 (a)	3,343	2,929
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (a)	867	758
Fannie Mae Pool #CB3516 3.00% 5/1/2052 (a)	30	27
Fannie Mae Pool #CB3678 4.00% 5/1/2052 (a)	219	206
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	2,923	2,342
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (a)	992	795
Fannie Mae Pool #BV7784 2.00% 6/1/2052 (a)	56	45
Fannie Mae Pool #FS6633 3.00% 6/1/2052 (a)	582	509
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (a)	120	105
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	9,092	8,543
Fannie Mae Pool #MA4750 2.00% 7/1/2052 (a)	667	536
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	112,231	94,082
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (a)	281	236
Fannie Mae Pool #BW3384 3.00% 7/1/2052 (a)	23	20
Fannie Mae Pool #MA4711 5.50% 7/1/2052 (a)	344	348
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (a)	21	18
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (a)	26,749	23,399
Fannie Mae Pool #CB4357 3.00% 8/1/2052 (a)	976	858
Fannie Mae Pool #BW7756 3.00% 8/1/2052 (a)	23	20
Fannie Mae Pool #CB4418 5.50% 8/1/2052 (a)	352	354
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (a)	148	154
Fannie Mae Pool #BW1195 3.00% 9/1/2052 (a)	3,403	2,978
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (a)	530	465
Fannie Mae Pool #BW7713 4.00% 9/1/2052 (a)	670	629
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (a)	458	431
Fannie Mae Pool #BW6230 4.00% 9/1/2052 (a)	263	247
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	8,757	8,718
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	4,400	3,526
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,802	2,827
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,612	2,637
Fannie Mae Pool #BX1223 5.50% 10/1/2052 (a)	285	290
Fannie Mae Pool #BX1488 5.50% 10/1/2052 (a)	138	142
Fannie Mae Pool #CB5020 5.50% 10/1/2052 (a)	58	59
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	270	261
Fannie Mae Pool #FS3256 6.00% 11/1/2052 (a)	56	57
Fannie Mae Pool #BW1392 3.00% 12/1/2052 (a)	905	792
Fannie Mae Pool #FS3526 4.00% 12/1/2052 (a)	174	164
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	3,722	3,766
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	23,436	24,037
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	3,192	3,280
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	3,041	3,196
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	6,003	6,057
Fannie Mae Pool #BX4108 5.50% 2/1/2053 (a)	638	643
Fannie Mae Pool #BX5097 5.50% 2/1/2053 (a)	545	549
American Funds Mortgage Fund — Page 6 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	USD7,521	$7,836
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	615	632
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	1,299	1,317
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (a)	694	699
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	669	675
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (a)	607	612
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (a)	553	559
Fannie Mae Pool #BX9427 5.50% 3/1/2053 (a)	184	187
Fannie Mae Pool #MA4941 5.50% 3/1/2053 (a)	33	34
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	5,757	5,934
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	300	309
Fannie Mae Pool #BX8781 6.00% 3/1/2053 (a)	284	292
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	11,597	11,699
Fannie Mae Pool #BY2795 5.50% 4/1/2053 (a)	553	559
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	15,312	15,695
Fannie Mae Pool #BX8415 6.00% 4/1/2053 (a)	141	145
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (a)	44	45
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	13,262	14,016
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,146	4,385
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	3,727	3,702
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	3,318	3,286
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	3,668	3,699
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	94	94
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (a)	21	21
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	22,721	23,282
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	176	183
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,833	2,731
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	77	77
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	27,739	27,977
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	3,716	3,738
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (a)	677	684
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	44,004	45,148
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	9,826	10,114
Fannie Mae Pool #FS4932 6.00% 6/1/2053 (a)	6,650	6,849
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	6,547	6,726
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	4,723	4,868
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	64	66
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	3,656	3,822
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	1,390	1,454
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	1,118	1,171
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	3,970	3,192
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	66	55
Fannie Mae Pool #MA5130 3.00% 7/1/2053 (a)	3,689	3,227
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (a)	176	160
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	691	684
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	26,119	26,335
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	28,413	29,093
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	128	131
Fannie Mae Pool #CB6766 6.50% 7/1/2053 (a)	21,831	23,008
Fannie Mae Pool #AS0745 3.50% 8/1/2053 (a)	337	308
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (a)	2,828	2,894
Fannie Mae Pool #FS5769 6.00% 9/1/2053 (a)	11,196	11,538
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	3,333	3,430
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	198	202
American Funds Mortgage Fund — Page 7 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	USD15,314	$15,685
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (a)	5,583	5,810
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	2,806	2,924
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	1,388	1,443
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	3,048	3,072
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	270	272
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	7,060	7,224
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	3,443	3,545
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	2,485	2,556
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	3,973	4,147
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	2,030	2,127
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	160	167
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	2,172	2,189
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	22,234	22,863
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	5,334	5,454
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	3,264	3,437
Fannie Mae Pool #FS6880 6.00% 1/1/2054 (a)	7,609	7,808
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	2,979	3,062
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	1,832	1,873
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	16,581	17,241
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	7,669	8,062
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	743	781
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	6,438	6,035
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	139	141
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	40,423	41,603
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	5,583	5,754
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	12,781	13,336
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	377	396
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (a)	325	344
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	21,096	21,390
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	9,744	9,849
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	10,902	11,212
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	7,269	7,452
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	2,758	2,856
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	2,307	2,429
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	24,962	25,149
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	21,908	22,214
Fannie Mae Pool #MA5331 5.50% 4/1/2054 (a)	659	663
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,022	1,071
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	760	777
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	10,425	10,486
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,002	1,016
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	19,286	19,988
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	5,493	5,648
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	1,649	1,691
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	1,480	1,519
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	936	957
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	20,071	21,006
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	10,690	11,116
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (a)	6,642	7,001
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	40	42
Fannie Mae Pool #DB5039 6.50% 6/1/2054 (a)	7	7
Fannie Mae Pool #CB8748 7.00% 6/1/2054 (a)	7,215	7,650
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	3,873	3,920
American Funds Mortgage Fund — Page 8 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	USD974	$986
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	482	485
Fannie Mae Pool #MA5420 5.50% 7/1/2054 (a)	81	82
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	25,540	26,109
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	9,883	10,185
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	8,895	9,149
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	4,751	4,920
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	4,193	4,332
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	1,757	1,796
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	1,368	1,400
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	1,135	1,166
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	784	801
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	590	603
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	31,452	32,918
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	15,896	16,708
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	8,660	9,074
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	8,691	9,070
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (a)	7,099	7,382
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	4,254	4,472
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (a)	1,593	1,668
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	238	236
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	13,093	13,384
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	5,939	6,093
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	4,426	4,559
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	2,433	2,495
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (a)	2,418	2,484
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	2,345	2,409
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	1,942	1,991
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	1,823	1,874
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	1,544	1,583
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	592	611
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	569	588
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	461	477
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	408	417
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	401	410
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (a)	226	232
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	11,073	11,579
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	8,371	8,791
Fannie Mae Pool #FS8788 6.50% 8/1/2054 (a)	7,083	7,394
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	5,491	5,754
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	965	1,004
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	10,089	10,183
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	7,891	8,008
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	7,766	7,809
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	6,939	7,044
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	5,677	5,723
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	24	25
Fannie Mae Pool #DC1999 6.00% 9/1/2054 (a)	6,649	6,797
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	2,770	2,848
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	516	528
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	340	348
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	163	166
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	8	8
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	3,054	3,176
American Funds Mortgage Fund — Page 9 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS9204 6.50% 9/1/2054 (a)	USD192	$200
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (a)	1,318	1,336
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	6,833	7,022
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	6,105	6,241
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	3,256	3,419
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	8,638	8,513
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	5,477	5,535
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	2,274	2,287
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	20,524	20,980
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	16,650	17,136
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (a)	293	301
Fannie Mae Pool #DC3867 6.00% 11/1/2054 (a)	107	109
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	5,479	5,410
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	6,883	6,953
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	4,861	4,911
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	44,027	45,007
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	1,204	1,231
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	1,152	1,178
Fannie Mae Pool #DC8824 6.00% 12/1/2054 (a)	683	698
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	12,696	13,202
Fannie Mae Pool #DC7781 6.50% 12/1/2054 (a)	1,784	1,855
Fannie Mae Pool #DC9243 6.50% 12/1/2054 (a)	776	807
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	9,478	9,382
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	18,489	18,901
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	1,150	1,176
Fannie Mae Pool #DC7843 6.50% 1/1/2055 (a)	736	766
Fannie Mae Pool #FP0137 6.50% 1/1/2055 (a)	102	106
Fannie Mae Pool #DD1917 7.00% 1/1/2055 (a)	5,080	5,378
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	61,186	61,526
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	21,847	22,333
Fannie Mae Pool #FA0643 6.50% 2/1/2055 (a)	6,339	6,628
Fannie Mae Pool #FP0145 6.50% 2/1/2055 (a)	1,253	1,303
Fannie Mae Pool #FP0132 6.50% 2/1/2055 (a)	891	926
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	15,702	16,052
Fannie Mae Pool #DD3786 6.00% 3/1/2055 (a)	886	909
Fannie Mae Pool #DD4340 6.00% 3/1/2055 (a)	397	406
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	77,516	80,603
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	7,804	8,118
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	9,542	10,096
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	62,004	63,384
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	245	251
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	234	240
Fannie Mae Pool #MA5675 6.50% 4/1/2055 (a)	31,207	32,450
Fannie Mae Pool #DD6425 6.50% 4/1/2055 (a)	871	905
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (a)	884	937
Fannie Mae Pool #MA5676 7.00% 4/1/2055 (a)	105	111
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	6,379	6,283
Fannie Mae Pool #DD7817 5.50% 5/1/2055 (a)	2,439	2,452
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	124,077	126,839
Fannie Mae Pool #FA1730 6.00% 5/1/2055 (a)	13,881	14,190
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (a)	6,766	6,948
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (a)	404	413
Fannie Mae Pool #MA5702 6.50% 5/1/2055 (a)	943	981
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (a)	1,525	1,615
American Funds Mortgage Fund — Page 10 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	USD3,275	$3,226
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (a)	4,185	4,428
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	2,314	2,366
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (a)	495	506
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	25,731	26,756
Fannie Mae Pool #MA5763 7.00% 7/1/2055 (a)	6,009	6,357
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (a)	690	628
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	4,484	4,546
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	40,388	41,287
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	1,272	1,313
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	2,033	2,094
Fannie Mae Pool #MA5823 6.00% 9/1/2055 (a)	169	173
Fannie Mae Pool #MA5824 6.50% 9/1/2055 (a)	5,908	6,144
Fannie Mae Pool #MA5855 6.50% 10/1/2055 (a)	16,576	17,236
Fannie Mae Pool #MA5880 6.00% 11/1/2055 (a)	83,209	85,061
Fannie Mae Pool #MA5911 6.00% 12/1/2055 (a)	14,257	14,571
Fannie Mae Pool #CC1651 7.00% 12/1/2055 (a)	1,877	1,988
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (a)	28	30
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	16,139	15,173
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	2,606	2,352
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	43,315	39,081
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	1,714	1,546
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	1,084	985
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,336	1,150
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	21,619	17,724
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	3,463	3,330
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	16,939	14,537
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	102,772	92,438
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	5,273	4,743
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	6,456	5,979
Freddie Mac Pool #ZA1944 6.50% 6/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2045 6.50% 1/1/2028 (a)	1	1
Freddie Mac Pool #ZA2066 6.50% 3/1/2028 (a)	4	4
Freddie Mac Pool #ZA2096 6.50% 11/1/2028 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8675 2.50% 11/1/2032 (a)	4	4
Freddie Mac Pool #C91593 2.50% 12/1/2032 (a)	17	16
Freddie Mac Pool #ZS0839 6.50% 12/1/2032 (a)	3	3
Freddie Mac Pool #ZS8087 2.50% 4/1/2033 (a)	12	12
Freddie Mac Pool #C91720 2.50% 8/1/2033 (a)	34	33
Freddie Mac Pool #ZS8710 3.00% 8/1/2033 (a)	1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035 (a)	— (b)	— (b)
Freddie Mac Pool #ZS4189 6.50% 6/1/2035 (a)	— (b)	— (b)
Freddie Mac Pool #K93558 4.00% 5/1/2036 (a)	327	317
Freddie Mac Pool #C91877 4.00% 5/1/2036 (a)	220	215
Freddie Mac Pool #C91899 4.00% 9/1/2036 (a)	347	339
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,908	1,799
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	143	135
Freddie Mac Pool #G03699 6.00% 1/1/2038 (a)	38	40
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	106,753	89,827
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	21,082	18,871
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	1,708	1,480
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	21,789	18,877
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	6,683	5,781
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	14,367	12,420
American Funds Mortgage Fund — Page 11 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (a)	USD2,052	$1,774
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	7	7
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	112	105
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	291	274
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	123	115
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	1,172	1,095
Freddie Mac Pool #ZS4616 2.50% 5/1/2045 (a)	98	85
Freddie Mac Pool #760014 4.634% 8/1/2045 (a)(c)	711	708
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	3,534	3,306
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	1,328	1,237
Freddie Mac Pool #ZM1663 2.50% 9/1/2046 (a)	10	9
Freddie Mac Pool #T65389 3.50% 9/1/2046 (a)	36	34
Freddie Mac Pool #ZM1953 2.50% 10/1/2046 (a)	28	24
Freddie Mac Pool #ZM2569 2.50% 1/1/2047 (a)	37	32
Freddie Mac Pool #Q45650 3.50% 1/1/2047 (a)	5,117	4,796
Freddie Mac Pool #ZS4711 2.50% 2/1/2047 (a)	46	40
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	234	214
Freddie Mac Pool #ZA4953 2.50% 7/1/2047 (a)	10	9
Freddie Mac Pool #T65448 4.00% 9/1/2047 (a)	506	473
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	235	215
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	638	593
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	407	377
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	214	198
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	213	197
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	175	162
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	121	112
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	99	91
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	93	86
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	64	60
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	59	55
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	10,031	9,539
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	54	50
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	112	106
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	93	89
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	59	56
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	118	109
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	70	65
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	52	48
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	508	484
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	82	80
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	910	891
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	426	417
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	286	280
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	4,011	3,932
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,367	1,268
Freddie Mac Pool #SD7503 3.50% 8/1/2049 (a)	6,370	5,884
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	206	191
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	3,300	3,066
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	3,130	2,908
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	2,383	2,136
Freddie Mac Pool #RA1996 3.50% 1/1/2050 (a)	3,071	2,829
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	9,468	8,433
Freddie Mac Pool #QA7102 3.00% 2/1/2050 (a)	922	808
Freddie Mac Pool #RA2797 3.00% 6/1/2050 (a)	137	120
American Funds Mortgage Fund — Page 12 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	USD404	$358
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	40,616	32,958
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (a)	42,662	34,697
Freddie Mac Pool #RA3808 2.00% 10/1/2050 (a)	65	52
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	33,017	26,728
Freddie Mac Pool #QB5019 2.00% 11/1/2050 (a)	2,681	2,161
Freddie Mac Pool #QB5275 2.00% 11/1/2050 (a)	926	745
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (a)	276	221
Freddie Mac Pool #QB5949 2.00% 11/1/2050 (a)	49	39
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (a)	1,399	1,125
Freddie Mac Pool #QB6228 2.00% 12/1/2050 (a)	945	757
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (a)	110	88
Freddie Mac Pool #QB7148 2.00% 12/1/2050 (a)	36	29
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	22,670	18,431
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (a)	1,909	1,535
Freddie Mac Pool #QB7817 2.00% 1/1/2051 (a)	984	789
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (a)	722	579
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (a)	199	159
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (a)	144	115
Freddie Mac Pool #QB8972 2.00% 2/1/2051 (a)	137	110
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	135	109
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	224	181
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	201	162
Freddie Mac Pool #QC0203 2.00% 3/1/2051 (a)	31	25
Freddie Mac Pool #QB9836 2.50% 3/1/2051 (a)	860	727
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (a)	132,030	106,503
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	478	386
Freddie Mac Pool #QC0619 2.00% 4/1/2051 (a)	99	79
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (a)	10,861	9,105
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (a)	954	800
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	23,275	18,871
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	9,561	7,661
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	927	743
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (a)	833	667
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	40	32
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (a)	33	27
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,110	3,491
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (a)	216	181
Freddie Mac Pool #QC2537 2.00% 6/1/2051 (a)	3,883	3,111
Freddie Mac Pool #QC3259 2.00% 6/1/2051 (a)	1,059	848
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (a)	8,777	7,374
Freddie Mac Pool #RA5391 3.00% 6/1/2051 (a)	3,459	3,026
Freddie Mac Pool #QC4911 2.00% 7/1/2051 (a)	1,476	1,182
Freddie Mac Pool #QC4418 2.00% 7/1/2051 (a)	81	65
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	18,385	16,380
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (a)	890	780
Freddie Mac Pool #RA5550 3.00% 7/1/2051 (a)	270	237
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	601	504
Freddie Mac Pool #QC5631 3.00% 8/1/2051 (a)	3,331	2,919
Freddie Mac Pool #QC5996 3.00% 8/1/2051 (a)	759	665
Freddie Mac Pool #QC9779 2.00% 9/1/2051 (a)	1,122	899
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	3,713	3,190
Freddie Mac Pool #QC6921 2.50% 9/1/2051 (a)	800	671
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	9,762	8,630
American Funds Mortgage Fund — Page 13 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (a)	USD907	$793
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)	215	188
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (a)	885	709
Freddie Mac Pool #QC8499 2.00% 10/1/2051 (a)	88	70
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (a)	2,858	2,396
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (a)	915	767
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	13,404	11,846
Freddie Mac Pool #RA6012 3.00% 10/1/2051 (a)	411	359
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (a)	2,956	2,708
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	5,512	4,444
Freddie Mac Pool #QD1457 2.00% 11/1/2051 (a)	1,581	1,267
Freddie Mac Pool #QD0195 2.00% 11/1/2051 (a)	1,185	950
Freddie Mac Pool #RA6237 2.00% 11/1/2051 (a)	1,144	917
Freddie Mac Pool #QD3173 2.00% 11/1/2051 (a)	142	114
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	7,460	6,372
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	4,872	4,178
Freddie Mac Pool #QD0682 3.00% 11/1/2051 (a)	948	831
Freddie Mac Pool #QD2437 2.00% 12/1/2051 (a)	770	619
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	761	613
Freddie Mac Pool #QD3473 2.00% 12/1/2051 (a)	142	114
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	3,265	2,744
Freddie Mac Pool #RA6493 2.50% 12/1/2051 (a)	215	181
Freddie Mac Pool #RA6428 3.00% 12/1/2051 (a)	656	574
Freddie Mac Pool #QD2929 4.00% 12/1/2051 (a)	569	535
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	8,216	6,583
Freddie Mac Pool #QD7144 2.00% 1/1/2052 (a)	1,113	891
Freddie Mac Pool #QD3751 2.00% 1/1/2052 (a)	705	564
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (a)	496	397
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (a)	290	233
Freddie Mac Pool #QD4747 2.00% 1/1/2052 (a)	246	197
Freddie Mac Pool #QD5262 2.00% 1/1/2052 (a)	228	183
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (a)	38	31
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (a)	30	24
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	692	582
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (a)	271	238
Freddie Mac Pool #RA6767 2.00% 2/1/2052 (a)	18,909	15,243
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	11,507	9,219
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,384	1,111
Freddie Mac Pool #QD6836 2.00% 2/1/2052 (a)	800	642
Freddie Mac Pool #QD6139 2.00% 2/1/2052 (a)	763	611
Freddie Mac Pool #QD6549 2.00% 2/1/2052 (a)	707	567
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	263	211
Freddie Mac Pool #SD3445 2.00% 2/1/2052 (a)	47	38
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (a)	45	36
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (a)	2,136	1,868
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	21,560	19,877
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	304	279
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	28,962	23,291
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	11,932	9,581
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	1,708	1,372
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (a)	323	259
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	159	128
Freddie Mac Pool #QE3078 2.00% 3/1/2052 (a)	21	17
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	5,843	5,197
American Funds Mortgage Fund — Page 14 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	USD1,588	$1,276
Freddie Mac Pool #SD8211 2.00% 5/1/2052 (a)	24	19
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	82	69
Freddie Mac Pool #QE1863 2.50% 5/1/2052 (a)	18	15
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	83,516	73,055
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	1,842	1,483
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	52,245	45,771
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	7,898	6,909
Freddie Mac Pool #QE5610 3.50% 6/1/2052 (a)	356	324
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	10,521	10,150
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	49,930	42,098
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	93	78
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	52,514	45,936
Freddie Mac Pool #SL0012 3.50% 7/1/2052 (a)	27	25
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	2,153	1,727
Freddie Mac Pool #SD7235 3.00% 8/1/2052 (a)	680	595
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	185	163
Freddie Mac Pool #QE7537 4.50% 8/1/2052 (a)	8,022	7,746
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	9,647	8,442
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	2,333	2,314
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (a)	572	481
Freddie Mac Pool #QF1771 3.00% 10/1/2052 (a)	3,614	3,163
Freddie Mac Pool #QF2029 3.00% 10/1/2052 (a)	2,384	2,088
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)	12,861	12,078
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (a)	119	112
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	8,548	8,704
Freddie Mac Pool #QF2363 4.50% 11/1/2052 (a)	33,809	32,583
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	31,432	30,677
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	12,161	12,267
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	16	17
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	2,479	2,170
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (a)	94	79
Freddie Mac Pool #RA8517 3.00% 1/1/2053 (a)	10	9
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	506	501
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (a)	614	618
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	47,018	48,338
Freddie Mac Pool #SD2601 2.50% 2/1/2053 (a)	274	231
Freddie Mac Pool #SD8295 3.00% 2/1/2053 (a)	3,793	3,318
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	673	679
Freddie Mac Pool #QF8686 5.50% 2/1/2053 (a)	379	385
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	1,999	2,055
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	2,630	2,652
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (a)	423	426
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	5,845	5,808
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	1,409	1,394
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	5,157	5,201
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (a)	720	725
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,283	1,271
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	10,949	11,042
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	1,110	1,116
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	550	557
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (a)	191	192
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	15,262	15,649
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	3,821	3,928
American Funds Mortgage Fund — Page 15 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (a)	USD192	$198
Freddie Mac Pool #QG1921 6.50% 5/1/2053 (a)	153	160
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	71	70
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	25,464	25,681
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	23,256	23,855
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	4,019	4,166
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	3,556	3,652
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	2,422	2,496
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	2,135	2,227
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	1,412	1,450
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	726	760
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	665	696
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	638	674
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	596	630
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	428	454
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	351	370
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	235	246
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	191	205
Freddie Mac Pool #QG9049 3.00% 7/1/2053 (a)	766	671
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	37	37
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)(d)	108,554	109,485
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	3,590	3,635
Freddie Mac Pool #QG7363 6.00% 7/1/2053 (a)	11,725	12,013
Freddie Mac Pool #SD3553 6.00% 7/1/2053 (a)	3,391	3,486
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	1,305	1,356
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	955	980
Freddie Mac Pool #SD8359 3.50% 8/1/2053 (a)	878	799
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (a)	11,607	11,856
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (a)	4,923	5,049
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	406	416
Freddie Mac Pool #QG9115 6.50% 8/1/2053 (a)	77	81
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	102	103
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	29,583	30,366
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	9,258	9,611
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	744	763
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (a)	8,421	7,377
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (a)	8,016	7,012
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	20,373	20,924
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	19,072	19,502
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	32,177	31,901
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	50,093	52,088
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	2,814	2,935
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (a)	2,135	2,191
Freddie Mac Pool #SD8385 6.50% 12/1/2053 (a)	2,522	2,622
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	3,030	2,432
Freddie Mac Pool #QH8513 2.00% 1/1/2054 (a)	318	255
Freddie Mac Pool #QH8426 3.50% 1/1/2054 (a)	345	314
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	538	551
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	3,366	3,500
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	800	835
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	388	407
Freddie Mac Pool #QH7865 6.50% 1/1/2054 (a)	48	50
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	16	16
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	13,677	14,143
American Funds Mortgage Fund — Page 16 of 30

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	USD3,950	$4,051
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	2,476	2,531
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	36,184	37,882
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (a)	6,230	6,556
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	5,381	5,627
Freddie Mac Pool #SD8404 7.00% 2/1/2054 (a)	2,332	2,467
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	9,880	10,001
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	5	5
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	1,596	1,638
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	78	81
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	4,828	4,895
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	907	913
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	10,709	11,003
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	1,445	1,487
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	698	722
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	3,562	3,751
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (a)	1,269	1,344
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (a)	5,228	5,260
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	15,519	15,934
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	939	972
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	212	217
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	33,680	35,250
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	1,701	1,685
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	5,748	5,810
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	1,189	1,208
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (a)	316	317
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	19,908	20,533
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	6,493	6,679
Freddie Mac Pool #SD5719 6.00% 6/1/2054 (a)	6,386	6,528
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	4,717	4,893
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	25	26
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	38,550	40,383
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	14,296	14,962
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	3,652	3,838
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	1,370	1,445
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	1,121	1,172
Freddie Mac Pool #SD5619 7.00% 6/1/2054 (a)	12	13
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	13,289	13,366
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	1,955	1,979
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	261	264
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	42,018	42,954
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	16,171	16,673
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	14,625	15,214
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	6,736	6,906
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	4,280	4,391
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	3,813	3,921
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	1,344	1,378
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	1,195	1,226
Freddie Mac Pool #QI8876 6.50% 7/1/2054 (a)	23,822	24,932
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	12,460	13,019
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	9,665	10,050
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	5,693	5,966
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	5,105	5,363
Freddie Mac Pool #RJ2525 6.50% 7/1/2054 (a)	822	855
American Funds Mortgage Fund — Page 17 of 30

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	USD3,454	$3,424
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	2,356	2,339
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	2,226	2,195
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	5,361	5,417
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	3,147	3,171
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	3,048	3,090
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	3,026	3,058
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	541	547
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	18,544	19,042
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	9,998	10,251
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	8,776	8,971
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	3,852	3,989
Freddie Mac Pool #SD6045 6.00% 8/1/2054 (a)	3,247	3,363
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	2,744	2,821
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	171	176
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	27,511	28,607
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	18,629	19,433
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	6,993	7,319
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	6,506	6,798
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	3,589	3,744
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	2,617	2,752
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	1,863	1,953
Freddie Mac Pool #QJ5645 7.00% 8/1/2054 (a)	514	545
Freddie Mac Pool #QJ4825 5.00% 9/1/2054 (a)	3,128	3,081
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	6,233	6,298
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	2,653	2,697
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	2,350	2,375
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	688	698
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	51	51
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	9,567	9,834
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	5,269	5,386
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	4,910	5,049
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	4,717	4,899
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	4,664	4,829
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	2,686	2,754
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	30,515	31,730
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	14,059	14,702
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	10,375	10,824
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	6,697	6,995
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	4,360	4,541
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	3,729	3,887
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (a)	3,101	3,235
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	2,621	2,739
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	2,480	2,606
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	2,403	2,530
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,070	1,117
Freddie Mac Pool #QJ3868 6.50% 9/1/2054 (a)	956	994
Freddie Mac Pool #QJ6339 3.50% 10/1/2054 (a)	34	31
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	51	51
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	16,148	16,312
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	670	674
Freddie Mac Pool #SD6911 6.50% 10/1/2054 (a)	42,111	44,355
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	2,969	3,105
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,430	4,260
American Funds Mortgage Fund — Page 18 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	USD11,766	$11,588
Freddie Mac Pool #QJ7708 5.00% 11/1/2054 (a)	852	841
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	19,885	20,073
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	12,306	12,374
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	1,215	1,243
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (a)	105	108
Freddie Mac Pool #QJ8303 6.00% 11/1/2054 (a)	51	53
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	27,035	26,766
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	20,763	20,560
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	8,190	8,072
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	4,703	4,644
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	1,544	1,529
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	884	871
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	252	253
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (a)	5,767	5,895
Freddie Mac Pool #QX1463 6.00% 12/1/2054 (a)	3,750	3,834
Freddie Mac Pool #QX0384 6.00% 12/1/2054 (a)	1,792	1,842
Freddie Mac Pool #QX1642 6.50% 12/1/2054 (a)	902	938
Freddie Mac Pool #QX3521 6.50% 12/1/2054 (a)	111	115
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	137	138
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	59,585	60,912
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	42,098	43,035
Freddie Mac Pool #QX2593 6.00% 1/1/2055 (a)	40,304	41,201
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	4,570	4,835
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (a)	436	461
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	3,599	3,467
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	74,948	76,616
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	5,363	5,517
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (a)	112	115
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (a)	2,146	2,231
Freddie Mac Pool #SI2123 6.50% 2/1/2055 (a)	238	247
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (a)	124	130
Freddie Mac Pool #SL1494 7.00% 2/1/2055 (a)	375	397
Freddie Mac Pool #SD8520 3.50% 3/1/2055 (a)	888	808
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	6	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	7,588	7,756
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	23,672	24,881
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	3,481	3,620
Freddie Mac Pool #SL0795 6.50% 3/1/2055 (a)	974	1,013
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	525	549
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	3,060	3,019
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	46,393	47,425
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	2,183	2,232
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	1,082	1,106
Freddie Mac Pool #QY0775 6.00% 4/1/2055 (a)	820	840
Freddie Mac Pool #QY2226 6.00% 4/1/2055 (a)	816	836
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (a)	498	529
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	5,932	5,844
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	34,214	34,404
Freddie Mac Pool #QY3029 5.50% 5/1/2055 (a)	1,383	1,391
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	205,797	210,378
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	1,065	1,089
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	1,002	1,024
Freddie Mac Pool #QY3404 6.00% 5/1/2055 (a)	334	342
American Funds Mortgage Fund — Page 19 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QY2990 6.00% 5/1/2055 (a)	USD134	$137
Freddie Mac Pool #SL1315 6.50% 5/1/2055 (a)	6,467	6,725
Freddie Mac Pool #QY2235 7.00% 5/1/2055 (a)	894	946
Freddie Mac Pool #QY8196 3.50% 6/1/2055 (a)	731	665
Freddie Mac Pool #RQ0017 3.50% 6/1/2055 (a)	120	110
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	3,491	3,439
Freddie Mac Pool #QY5947 6.00% 6/1/2055 (a)	224	230
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	12,275	12,764
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (a)	123	131
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	134,793	137,793
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	5,362	5,481
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,236	1,268
Freddie Mac Pool #QY7743 6.00% 7/1/2055 (a)	315	322
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	48,568	50,502
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (a)	31,302	32,554
Freddie Mac Pool #QY7829 6.50% 7/1/2055 (a)	2,744	2,853
Freddie Mac Pool #RQ0029 6.50% 7/1/2055 (a)	1,920	1,997
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	11,380	11,633
Freddie Mac Pool #RQ0042 6.50% 8/1/2055 (a)	879	914
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	85,970	87,884
Freddie Mac Pool #RQ0051 6.50% 9/1/2055 (a)	23,027	23,944
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	15,917	16,720
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	9,495	9,972
Freddie Mac Pool #RQ0058 6.50% 10/1/2055 (a)	23,605	24,545
Freddie Mac Pool #QZ5749 6.50% 10/1/2055 (a)	7,077	7,360
Freddie Mac Pool #RQ0059 7.00% 10/1/2055 (a)	2,083	2,204
Freddie Mac Pool #RQ0066 6.50% 11/1/2055 (a)	3,810	3,962
Freddie Mac Pool #RQ0067 7.00% 11/1/2055 (a)	2,802	2,964
Freddie Mac Pool #RJ6302 6.00% 12/1/2055 (a)	34,475	35,242
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (a)	17,826	18,223
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (a)	1,624	1,478
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (a)	98	102
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (a)	91,171	89,769
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	24,000	24,019
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	1,913	1,814
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	3,607	3,173
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (a)(c)	7,210	6,884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	544	488
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	2,306	2,168
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	2,185	2,069
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	3,367	2,917
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(c)	698	679
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	1,138	1,023
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	400	383
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	955	856
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	582	525
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	54,221	47,552
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	3,264	3,192
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (a)	25,577	23,325
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-3, Class AC, 2.00% 11/25/2030 (a)	24,177	21,915
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (a)	24,215	22,291
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AD, 2.00% 7/25/2031 (a)	20,776	18,715
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	20,261	19,536
Government National Mortgage Assn. 4.50% 6/1/2056 (a)(e)	9,000	8,659
American Funds Mortgage Fund — Page 20 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032 (a)	USD156	$153
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032 (a)	191	188
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032 (a)	124	126
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034 (a)	379	373
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034 (a)	400	387
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035 (a)	592	565
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035 (a)	621	592
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035 (a)	923	879
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035 (a)	71	71
Government National Mortgage Assn. Pool #AH5911 3.25% 8/20/2035 (a)	1,279	1,217
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037 (a)	217	204
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038 (a)	64	66
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	706	748
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040 (a)	465	420
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	692	714
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040 (a)	208	188
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040 (a)	413	374
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041 (a)	305	297
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	546	552
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041 (a)	179	174
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041 (a)	363	364
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	40	41
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041 (a)	388	360
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041 (a)	93	91
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041 (a)	726	732
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041 (a)	278	269
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	396	387
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042 (a)	184	165
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042 (a)	148	132
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042 (a)	384	376
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042 (a)	265	252
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042 (a)	135	125
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042 (a)	337	321
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042 (a)	98	93
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042 (a)	279	258
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042 (a)	92	82
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042 (a)	170	152
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043 (a)	244	221
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043 (a)	338	318
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043 (a)	607	550
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044 (a)	758	698
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044 (a)	346	330
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046 (a)	825	773
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (a)	2,594	2,464
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (a)	208	203
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	6	6
Government National Mortgage Assn. Pool #MA6709 2.50% 6/20/2050 (a)	42	36
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	6,910	5,676
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	4,706	4,024
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	18,137	14,897
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (a)	144,513	118,692
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (a)	9,211	7,565
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	52,213	44,518
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	5,692	4,853
American Funds Mortgage Fund — Page 21 of 30

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051 (a)	USD70,182	$59,968
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	5,437	4,619
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	2,466	2,113
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	1,916	1,642
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (a)	8,447	6,937
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	12,113	10,379
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	7,863	6,737
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	7,086	6,080
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	4,591	3,934
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	4,420	3,936
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	3,592	3,077
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	3,354	2,986
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	19,324	17,531
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	7,364	6,930
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	5,403	5,076
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	3,443	3,238
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	15,814	15,306
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,643	1,537
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	2,211	2,230
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	1,441	1,453
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	8,280	8,344
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	5,557	5,600
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (a)	1,664	1,677
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062 (a)	1	1
Government National Mortgage Assn. Pool #AQ8290 4.927% 2/20/2066 (a)	1	1
Government National Mortgage Assn. Pool #AQ8292 5.197% 2/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	7,458	5,608
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.476% 5/20/2066 (a)(c)	2,015	19
Uniform Mortgage-Backed Security 4.00% 6/1/2041 (a)(e)	1,657	1,609
Uniform Mortgage-Backed Security 5.00% 6/1/2041 (a)(e)	20,000	20,110
Uniform Mortgage-Backed Security 2.50% 7/1/2041 (a)(e)	12,150	11,445
Uniform Mortgage-Backed Security 4.00% 7/1/2041 (a)(e)	9,343	9,067
Uniform Mortgage-Backed Security 2.00% 6/1/2056 (a)(e)	36,196	28,963
Uniform Mortgage-Backed Security 2.50% 6/1/2056 (a)(e)	86,617	72,491
Uniform Mortgage-Backed Security 3.00% 6/1/2056 (a)(e)	69,217	60,464
Uniform Mortgage-Backed Security 3.50% 6/1/2056 (a)(e)	35,072	31,883
Uniform Mortgage-Backed Security 4.00% 6/1/2056 (a)(e)	23,447	21,956
Uniform Mortgage-Backed Security 4.50% 6/1/2056 (a)(e)	10,000	9,601
Uniform Mortgage-Backed Security 5.00% 6/1/2056 (a)(e)	33,114	32,583
Uniform Mortgage-Backed Security 5.50% 6/1/2056 (a)(e)	22,131	22,232
Uniform Mortgage-Backed Security 6.00% 6/1/2056 (a)(e)	62,851	64,185
Uniform Mortgage-Backed Security 6.50% 6/1/2056 (a)(e)	41,632	43,280
Uniform Mortgage-Backed Security 7.00% 6/1/2056 (a)(e)	45,653	48,301
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (a)(e)	198,547	158,791
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (a)(e)	520,262	435,191
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (a)(e)	117,028	106,302
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (a)(e)	168,958	158,100
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (a)(e)	172,512	173,024
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (a)(e)	186,470	193,399
		8,934,483
American Funds Mortgage Fund — Page 22 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.52%	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(f)	USD31,782	$32,357
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.827% 2/15/2043 (a)(c)(f)	14,054	14,084
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.627% 1/15/2039 (a)(c)(f)	21,530	21,527
		67,968
Collateralized mortgage-backed obligations (privately originated) 0.44%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (a)(c)(f)	24	24
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(f)	12,281	11,588
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(f)	677	615
FARM Mortgage Trust, Series 2024-1, Class A, 4.679% 10/1/2053 (a)(c)(f)	16,108	15,460
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(f)	7,243	7,258
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(f)	2,810	2,813
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(f)	10,678	10,852
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(f)	7,267	7,386
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (a)(c)(f)	1,838	1,826
		57,822
Total mortgage-backed obligations		9,060,273
U.S. Treasury bonds & notes 9.51% U.S. Treasury 9.51%
U.S. Treasury 4.375% 7/31/2026	37,000	37,038
U.S. Treasury 0.875% 9/30/2026	400	396
U.S. Treasury 3.50% 9/30/2026	44,000	43,957
U.S. Treasury 4.125% 1/31/2027	27,000	27,053
U.S. Treasury 3.75% 6/30/2027	28,376	28,324
U.S. Treasury 3.50% 10/31/2027	110,000	109,308
U.S. Treasury 1.25% 5/31/2028	3,800	3,601
U.S. Treasury 1.25% 6/30/2028	19,000	17,966
U.S. Treasury 4.125% 7/31/2028	118,000	118,282
U.S. Treasury 1.75% 1/31/2029	10,000	9,425
U.S. Treasury 4.50% 5/31/2029 (d)	136,000	137,679
U.S. Treasury 3.625% 12/31/2030	15,047	14,732
U.S. Treasury 3.50% 2/28/2031	61,607	59,956
U.S. Treasury 4.125% 10/31/2031	5,184	5,171
U.S. Treasury 4.375% 1/31/2032	11,000	11,098
U.S. Treasury 1.875% 2/15/2032	10,000	8,826
U.S. Treasury 2.875% 5/15/2032	5,822	5,414
U.S. Treasury 4.00% 6/30/2032	30,000	29,644
U.S. Treasury 3.875% 12/31/2032 (d)	122,000	119,341
U.S. Treasury 4.00% 11/15/2035	9,233	8,934
U.S. Treasury 4.125% 2/15/2036	8,574	8,368
U.S. Treasury 1.375% 11/15/2040	3,168	2,037
U.S. Treasury 1.875% 2/15/2041	18,333	12,657
U.S. Treasury 3.25% 5/15/2042	8,193	6,719
U.S. Treasury 1.875% 2/15/2051	11,600	6,383
U.S. Treasury 2.00% 8/15/2051	11,000	6,204
U.S. Treasury 4.625% 2/15/2055	45,000	42,451
U.S. Treasury 4.75% 8/15/2055	63,000	60,687
U.S. Treasury 4.625% 11/15/2055 (d)	79,000	74,606
American Funds Mortgage Fund — Page 23 of 30

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.75% 2/15/2056 (d)	USD219,362	$211,513
U.S. Treasury 5.00% 5/15/2056	20,000	20,069
		1,247,839
Asset-backed obligations 1.42% Other asset-backed securities 0.46%
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(f)	12,612	12,552
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(f)	4,907	4,139
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(f)	2,170	1,806
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(f)	9,277	7,450
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (a)(f)	9,958	9,953
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(f)	12,130	10,214
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (a)(f)	6,442	6,440
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	7,488	7,503
		60,057
Collateralized loan obligations 0.44%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (a)(c)(f)	2,399	2,399
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.737% 1/25/2034 (a)(c)(f)	3,150	3,149
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 0.98%) 4.655% 4/19/2034 (a)(c)(f)	4,842	4,839
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (a)(c)(f)	15,000	14,979
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (a)(c)(f)	11,856	11,866
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (a)(c)(f)	8,000	8,005
Jamestown CLO XIV, Ltd., Series 2019-14A, Class A1RR, (3-month USD CME Term SOFR + 1.04%) 4.715% 10/20/2034 (a)(c)(f)	4,513	4,514
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (a)(c)(f)	3,000	3,002
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.767% 4/20/2035 (a)(c)(f)	4,982	4,984
		57,737
Auto loan 0.36%
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (a)(f)	9,862	9,858
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (a)	4,342	4,343
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (a)	3,194	3,187
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	823	824
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (a)	6,850	6,851
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(f)	22,413	22,854
		47,917
Student loan 0.16%
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(f)	2,936	2,767
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(f)	2,154	2,054
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(f)	10,131	9,634
American Funds Mortgage Fund — Page 24 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Student loan (continued)		Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.457% 4/20/2062 (a)(c)(f)		USD5,337	$5,315
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(f)		923	849
			20,619
Total asset-backed obligations			186,330
Total bonds, notes & other debt instruments (cost: $10,569,943,000)			10,494,442
Short-term securities 32.15% Federal agency bills & notes 26.17% Federal agency bonds & notes 26.17%	Weighted average yield at acquisition
Federal Home Loan Bank 6/3/2026	3.574%	125,000	124,976
Federal Home Loan Bank 6/8/2026	3.528	150,000	149,898
Federal Home Loan Bank 6/18/2026	3.545	160,000	159,735
Federal Home Loan Bank 6/26/2026	3.506	75,000	74,817
Federal Home Loan Bank 7/9/2026	3.565	100,000	99,618
Federal Home Loan Bank 7/10/2026	3.537	23,000	22,910
Federal Home Loan Bank 7/13/2026	3.471	100,000	99,578
Federal Home Loan Bank 7/17/2026	3.479	100,000	99,537
Federal Home Loan Bank 7/29/2026	3.583	225,000	223,686
Federal Home Loan Bank 7/30/2026	3.554	100,000	99,406
Federal Home Loan Bank 7/31/2026	3.507	200,000	198,791
Federal Home Loan Bank 8/3/2026	3.578	170,000	168,929
Federal Home Loan Bank 8/5/2026	3.581	100,000	99,346
Federal Home Loan Bank 8/6/2026	3.511	250,000	248,339
Federal Home Loan Bank 8/7/2026	3.571	50,000	49,663
Federal Home Loan Bank 8/21/2026	3.570	100,000	99,186
Federal Home Loan Bank 8/27/2026	3.583	125,000	123,908
Federal Home Loan Bank 8/28/2026	3.593	95,000	94,158
Federal Home Loan Bank 9/2/2026	3.521	25,000	24,766
Federal Home Loan Bank 9/4/2026	3.572	200,000	198,086
Federal Home Loan Bank 9/9/2026	3.563	157,000	155,429
Federal Home Loan Bank 9/11/2026	3.575	45,000	44,537
Federal Home Loan Bank 9/16/2026	3.569	200,000	197,843
Federal Home Loan Bank 9/24/2026	3.566	200,000	197,680
Federal Home Loan Bank 10/16/2026	3.548	100,000	98,617
Federal Home Loan Bank 11/13/2026	3.610	37,000	36,383
Federal Home Loan Bank 12/31/2026	3.570	250,000	244,593
			3,434,415
			3,434,415
Money market investments 5.98%		Shares
Capital Group Central Cash Fund 3.67% (g)(h)		7,842,865	784,208
Total short-term securities (cost: $4,218,804,000)			4,218,623
Total investment securities 112.12% (cost: $14,788,747,000)			14,713,065
Other assets less liabilities (12.12)%			(1,590,588)
Net assets 100.00%			$13,122,477
American Funds Mortgage Fund — Page 25 of 30

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2026 (000)
3 Month SOFR Futures	Long	15,345	3/17/2027	USD3,689,322	$(4,196)
2 Year U.S. Treasury Note Futures	Long	25,206	10/5/2026	5,206,614	6,628
5 Year U.S. Treasury Note Futures	Long	19,638	10/5/2026	2,105,408	9,577
10 Year Ultra U.S. Treasury Note Futures	Long	4,954	9/30/2026	555,235	5,351
10 Year U.S. Treasury Note Futures	Long	3,190	9/30/2026	350,352	1,695
20 Year U.S. Treasury Bond Futures	Long	1,024	9/30/2026	114,912	1,784
30 Year Ultra U.S. Treasury Bond Futures	Long	3,481	9/30/2026	398,248	7,971
					$28,810
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.7315%	Annual	3/25/2033	USD129,746	$1,534	$—	$1,534
SOFR	Annual	3.739%	Annual	3/25/2033	61,112	695	—	695
SOFR	Annual	3.7655%	Annual	3/26/2033	76,625	753	—	753
SOFR	Annual	3.788%	Annual	3/26/2033	46,069	391	—	391
SOFR	Annual	3.793%	Annual	3/26/2033	22,941	188	—	188
SOFR	Annual	3.8105%	Annual	3/30/2033	76,625	547	—	547
SOFR	Annual	3.8175%	Annual	3/31/2033	30,744	207	—	207
SOFR	Annual	3.703%	Annual	4/14/2033	77,656	1,064	—	1,064
SOFR	Annual	3.6038%	Annual	1/8/2034	46,550	1,083	—	1,083
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	13,304	—	13,304
						$19,766	$—	$19,766
Investments in affiliates (h)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 5.98%
Money market investments 5.98%
Capital Group Central Cash Fund 3.67% (g)	$1,015,625	$7,797,205	$8,028,720	$261	$(163)	$784,208	$22,406

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unaudited
(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $141,167,000, which represented 1.08% of the net assets of the fund.
(e)	Represents securities transacted on a TBA basis.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $289,412,000, which represented 2.21% of the net assets of the fund.

(g)	Rate represents the seven-day yield at 5/31/2026.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
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unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. As of May 31, 2026, the fund did not have any options on futures. The average month-end notional amount of options on futures while held was $4,226,875,000. The average month-end notional amount of futures contracts while held was $10,313,126,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $313,534,000.
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unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$9,060,273	$—	$9,060,273
U.S. Treasury bonds & notes	—	1,247,839	—	1,247,839
Asset-backed obligations	—	186,330	—	186,330
Short-term securities	784,208	3,434,415	—	4,218,623
Total	$784,208	$13,928,857	$—	$14,713,065

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$33,006	$—	$—	$33,006
Unrealized appreciation on centrally cleared interest rate swaps	—	19,766	—	19,766
Liabilities:
Unrealized depreciation on futures contracts	(4,196)	—	—	(4,196)
Total	$28,810	$19,766	$—	$48,576
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
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unaudited

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-042-0726
American Funds Mortgage Fund — Page 30 of 30